Earnings per share and dividends per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥	¥ 5,674,145		¥ 4,383,025	¥ 3,159,663
Shares (Denominator):
Weight average ordinary shares outstanding-basic	784,007,583		751,814,077	717,138,526
Shares for option			19,376	49,054
Shares for Ordinary Share Units and restricted share units	323,537		839,503	411,982
Weight average ordinary shares outstanding-diluted	784,331,120		752,672,956	717,599,562
Earnings per share-basic | (per share)	¥ 7.24	$ 1.04	¥ 5.83	¥ 4.41
Earnings per share-diluted | (per share)	¥ 7.23	$ 1.04	¥ 5.82	¥ 4.40
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share	8,485,046		9,682,255	10,841,836